Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Common stock dividends paid in cash	$ 0	$ 0	$ 0